CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Statement of Financial Position (Details) - Kyivstar Group Ltd. $ in Millions	Dec. 31, 2025 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Financial fixed assets	$ 2,351
Total non-current assets	2,351
Total current assets	18
Total assets	2,369
Equity	2,256
Total liabilities	113
Total equity and liabilities	$ 2,369